Commitments (Details) $ in Thousands	Mar. 31, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Short-term leases and variable lease payments	$ 13,027
Material unconditional purchase obligations	104,214
Total contractual obligations	117,241
Less than one year
Disclosure of detailed information about borrowings [line items]
Short-term leases and variable lease payments	3,209
Material unconditional purchase obligations	36,543
Total contractual obligations	39,752
1 to 5 Years
Disclosure of detailed information about borrowings [line items]
Short-term leases and variable lease payments	8,215
Material unconditional purchase obligations	67,671
Total contractual obligations	75,886
>5 Years
Disclosure of detailed information about borrowings [line items]
Short-term leases and variable lease payments	1,603
Material unconditional purchase obligations	0
Total contractual obligations	$ 1,603